Cover Page	Mar. 04, 2021
Entity Information [Line Items]
Entity Registrant Name	Supernova Partners Acquisition Company II, Ltd.
Entity Address, State or Province	DC
Amendment Flag	true
Entity Central Index Key	0001838359
Document Type	8-K/A
Document Period End Date	Mar. 04, 2021
Entity Incorporation State Country Code	E9
Entity File Number	001-40140
Entity Tax Identification Number	98-1574762
Entity Address, Address Line One	4301 50th Street NW
Entity Address, Address Line Two	Suite 300
Entity Address, Address Line Three	PMB 1044
Entity Address, City or Town	Washington
Entity Address, Postal Zip Code	20016
City Area Code	202
Local Phone Number	918-7050
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	Supernova Partners Acquisition Company II, Ltd. (the “Company”) is filing this Amendment No. 1 to its Current Report on Form 8-K (the “First Amendment”) for the initial public offering (“IPO”) which closed on March 4, 2021, as originally filed with the U.S. Securities and Exchange Commission (the “SEC”) on March 10, 2021 (the “Original Form 8-K”) to amend and restate the Company’s audited balance sheet and accompanying footnotes as of March 4, 2021 (the “IPO Balance Sheet”) as further described below. This First Amendment on Form 8-K/A is presented as of the filing date of the Original Form 8-K and does not reflect events occurring after that date or modify or update disclosures in any way other than as required to reflect the restatement as described below. Accordingly, this First Amendment on Form 8-K/A should be read in conjunction with our filings with the SEC subsequent to the date on which we filed the Original Form 8-K. The Company is filing this First Amendment on Form 8-K/A to reflect a restatement of the Company’s IPO Balance Sheet, to account for the Company’s warrants as derivative liabilities instead of components of equity and to reclassify a portion of its public shares from permanent equity to temporary equity.
Units, Each Consisting Of One Class A Ordinary Share And OneFourth Of One Warrant [Member]
Entity Information [Line Items]
Security 12b Title	Units, each consisting of one Class A ordinary share and one-fourth of one warrant
Trading Symbol	SNII.U
Security Exchange Name	NYSE
Capital Unit, Class A [Member]
Entity Information [Line Items]
Security 12b Title	Class A ordinary share, par value $0.0001 per share
Trading Symbol	SNII
Security Exchange Name	NYSE
Warrants, Each Whole Warrant Exercisable For One Class A Ordinary Share At An Exercise Price Of 11.50 Per Share [Member]
Entity Information [Line Items]
Security 12b Title	Warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50 per share
Trading Symbol	SNII WS
Security Exchange Name	NYSE